Fair Value (Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs) (Detail) - Fair Value, Measurements, Recurring [Member] - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		¥ 881,017	¥ 1,165,128
Total gains (losses) for the period included in earnings, Assets		16,108	(20,234)
Total gains (losses) for the period included in other comprehensive income, Assets		(5,657)	(7,218)
Purchases, Assets		296,652	310,813
Issues, Assets		(334)	(773)
Sales, Assets		(65,706)	(122,068)
Settlements, Assets		(158,507)	(290,028)
Transfers into Level 3, Assets		190,304	67,885
Transfers out of Level 3, Assets		(37,592)	(18,945)
Level 3 assets, Ending balance		1,116,285	1,084,560
Change in unrealized gains (losses) included in earnings for assets still held at period end		(9,242)	(24,443)
Level 3 liabilities, Beginning balance		6,606	65,648
Total gains (losses) for the period included in earnings, Liabilities		(18,465)	(18,504)
Total gains (losses) for the period included in other comprehensive income, Liabilities		3,711	1,807
Issues, Liabilities		30,192	2,338
Settlements, Liabilities		(9,309)	(9,708)
Transfers into Level 3, Liabilities		11,330	1,171
Transfers out of Level 3, Liabilities		(4,322)	(37,043)
Level 3 liabilities, Ending balance		49,251	39,103
Change in unrealized gains (losses) included in earnings for liabilities still held at period end		(14,090)	(16,212)
Others [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 liabilities, Beginning balance		6,606	65,648
Total gains (losses) for the period included in earnings, Liabilities	[1]	(18,465)	(18,504)
Total gains (losses) for the period included in other comprehensive income, Liabilities		3,711	1,807
Issues, Liabilities		30,192	2,338
Settlements, Liabilities		(9,309)	(9,708)
Transfers into Level 3, Liabilities	[2]	11,330	1,171
Transfers out of Level 3, Liabilities	[2]	(4,322)	(37,043)
Level 3 liabilities, Ending balance		49,251	39,103
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	[1]	(14,090)	(16,212)
Trading Account Assets, Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	[3]	525,946	785,326
Total gains (losses) for the period included in earnings, Assets	[3],[4]	(627)	(20,158)
Purchases, Assets	[3]	158,481	134,609
Sales, Assets	[3]	(65,231)	(120,505)
Settlements, Assets	[3]	(2,091)	(105,890)
Transfers into Level 3, Assets	[3]	190,391	24,882
Transfers out of Level 3, Assets	[3]	(27,160)	(15,402)
Level 3 assets, Ending balance	[3]	779,709	682,862
Change in unrealized gains (losses) included in earnings for assets still held at period end	[3],[4]	(1,434)	(19,011)
Trading Account Assets, Trading Securities, Debt Securities [Member] | Foreign Government and Official Institution Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		1,052	792
Total gains (losses) for the period included in earnings, Assets		188	347
Purchases, Assets		12,625	50,548
Sales, Assets		(12,713)	(48,068)
Settlements, Assets		(14)	(18)
Transfers out of Level 3, Assets		(16)
Level 3 assets, Ending balance		1,122	3,601
Change in unrealized gains (losses) included in earnings for assets still held at period end		78	(11)
Trading Account Assets, Trading Securities, Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		144	31,384
Total gains (losses) for the period included in earnings, Assets		35	(76)
Sales, Assets		(179)	(1,049)
Settlements, Assets			(3,621)
Transfers into Level 3, Assets	[5]		24,882
Transfers out of Level 3, Assets	[5]		(15,402)
Level 3 assets, Ending balance			36,118
Change in unrealized gains (losses) included in earnings for assets still held at period end			6
Trading Account Assets, Trading Securities, Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance			35,181
Total gains (losses) for the period included in earnings, Assets			(1,425)
Sales, Assets			(11,134)
Settlements, Assets			(10,649)
Level 3 assets, Ending balance			11,973
Change in unrealized gains (losses) included in earnings for assets still held at period end			(1,109)
Trading Account Assets, Trading Securities, Debt Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		416,259	627,678
Total gains (losses) for the period included in earnings, Assets		(1,685)	(20,780)
Purchases, Assets		46,455	79,717
Sales, Assets		(46,700)	(60,249)
Settlements, Assets		(1,024)	(89,939)
Level 3 assets, Ending balance		413,305	536,427
Change in unrealized gains (losses) included in earnings for assets still held at period end		(1,728)	(18,740)
Trading Account Assets, Trading Securities, Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		6,651	35,148
Total gains (losses) for the period included in earnings, Assets		3,446	(952)
Purchases, Assets		69,498
Transfers into Level 3, Assets	[6]	190,389
Level 3 assets, Ending balance		269,984	34,196
Change in unrealized gains (losses) included in earnings for assets still held at period end		3,446	(952)
Trading Account Assets, Trading Securities, Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		101,840	55,143
Total gains (losses) for the period included in earnings, Assets		(2,611)	2,728
Purchases, Assets		29,903	4,344
Sales, Assets		(5,639)	(5)
Settlements, Assets		(1,053)	(1,663)
Transfers into Level 3, Assets		2
Transfers out of Level 3, Assets	[6]	(27,144)
Level 3 assets, Ending balance		95,298	60,547
Change in unrealized gains (losses) included in earnings for assets still held at period end		(3,230)	1,795
Trading Account Assets, Trading Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		3,477	36,170
Total gains (losses) for the period included in earnings, Assets	[4]	33,219	4,283
Total gains (losses) for the period included in other comprehensive income, Assets		(757)	(107)
Purchases, Assets		595	99
Issues, Assets		(334)	(773)
Settlements, Assets		(15,112)	(21,616)
Transfers into Level 3, Assets		(392)	37,553
Transfers out of Level 3, Assets		(460)	(321)
Level 3 assets, Ending balance		20,236	55,288
Change in unrealized gains (losses) included in earnings for assets still held at period end	[4]	7,640	1,797
Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		(750)	(4,189)
Total gains (losses) for the period included in earnings, Assets		13,271	14,185
Total gains (losses) for the period included in other comprehensive income, Assets		(341)	(113)
Settlements, Assets		(3,364)	(5,471)
Transfers into Level 3, Assets		(15)	2,976
Transfers out of Level 3, Assets		(396)	(340)
Level 3 assets, Ending balance		8,405	7,048
Change in unrealized gains (losses) included in earnings for assets still held at period end		5,130	6,246
Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		5,005	18,191
Total gains (losses) for the period included in earnings, Assets		1,909	(10,614)
Total gains (losses) for the period included in other comprehensive income, Assets		(276)	(87)
Purchases, Assets			3
Settlements, Assets		159	4,037
Transfers into Level 3, Assets		(377)	34,577	[5]
Transfers out of Level 3, Assets		22	(144)
Level 3 assets, Ending balance		6,442	45,963
Change in unrealized gains (losses) included in earnings for assets still held at period end		1,226	(5,580)
Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		(4,222)	2,862
Total gains (losses) for the period included in earnings, Assets		18,054	743
Total gains (losses) for the period included in other comprehensive income, Assets		(145)	87
Purchases, Assets			96
Issues, Assets			(419)
Settlements, Assets		(11,748)	(5,350)
Transfers out of Level 3, Assets		(14)	163
Level 3 assets, Ending balance		1,925	(1,818)
Change in unrealized gains (losses) included in earnings for assets still held at period end		1,288	703
Trading Account Assets, Trading Derivatives [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		(65)	949
Total gains (losses) for the period included in earnings, Assets		(11)	(27)
Total gains (losses) for the period included in other comprehensive income, Assets		5	2
Issues, Assets			(354)
Level 3 assets, Ending balance		(71)	570
Change in unrealized gains (losses) included in earnings for assets still held at period end			645
Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		2,727	18,357
Total gains (losses) for the period included in earnings, Assets		(103)	(4)
Total gains (losses) for the period included in other comprehensive income, Assets			4
Settlements, Assets		(159)	(14,832)
Level 3 assets, Ending balance		2,465	3,525
Change in unrealized gains (losses) included in earnings for assets still held at period end		(103)	(217)
Trading Account Assets, Trading Derivatives [Member] | Other—net [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	[7]	782
Total gains (losses) for the period included in earnings, Assets	[7]	99
Purchases, Assets	[7]	595
Issues, Assets	[7]	(334)
Transfers out of Level 3, Assets	[7]	(72)
Level 3 assets, Ending balance	[7]	1,070
Change in unrealized gains (losses) included in earnings for assets still held at period end	[7]	99
Investment Securities, Available-for-sale Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		274,930	283,434
Total gains (losses) for the period included in earnings, Assets	[8]	(1,478)	1,331
Total gains (losses) for the period included in other comprehensive income, Assets		(4,400)	(5,379)
Purchases, Assets		130,042	134,575
Sales, Assets		(11)
Settlements, Assets		(141,214)	(162,520)
Transfers into Level 3, Assets		20	5,450
Transfers out of Level 3, Assets		(9,962)	(3,020)
Level 3 assets, Ending balance		247,927	253,871
Change in unrealized gains (losses) included in earnings for assets still held at period end	[8]	(206)	(619)
Investment Securities, Available-for-sale Debt Securities [Member] | Foreign Government and Official Institution Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		15,767	19,246
Total gains (losses) for the period included in other comprehensive income, Assets		(682)	209
Purchases, Assets		3,230	382
Settlements, Assets		(1,556)	(5,835)
Level 3 assets, Ending balance		16,759	14,002
Investment Securities, Available-for-sale Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		10,108	4,196
Total gains (losses) for the period included in earnings, Assets		(3)	(383)
Total gains (losses) for the period included in other comprehensive income, Assets			114
Purchases, Assets			20
Settlements, Assets		(18)	(641)
Transfers into Level 3, Assets		20	5,450	[5]
Transfers out of Level 3, Assets	[5]	(9,962)	(3,020)
Level 3 assets, Ending balance		145	5,736
Change in unrealized gains (losses) included in earnings for assets still held at period end		(4)	(619)
Investment Securities, Available-for-sale Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		15	15
Level 3 assets, Ending balance		15	15
Investment Securities, Available-for-sale Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		1,977	2,038
Total gains (losses) for the period included in other comprehensive income, Assets		(149)	58
Sales, Assets		(11)
Settlements, Assets		(21)	(33)
Level 3 assets, Ending balance		1,796	2,063
Investment Securities, Available-for-sale Debt Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		140,875	131,455
Total gains (losses) for the period included in earnings, Assets		(1,475)	1,714
Total gains (losses) for the period included in other comprehensive income, Assets		(2,416)	(3,914)
Purchases, Assets		126,800	134,169
Settlements, Assets		(137,187)	(132,544)
Level 3 assets, Ending balance		126,597	130,880
Change in unrealized gains (losses) included in earnings for assets still held at period end		(202)
Investment Securities, Available-for-sale Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		106,188	126,484
Total gains (losses) for the period included in other comprehensive income, Assets		(1,153)	(1,846)
Purchases, Assets		12	4
Settlements, Assets		(2,432)	(23,467)
Level 3 assets, Ending balance		102,615	101,175
Investment Securities, Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		39,963	27,820
Total gains (losses) for the period included in earnings, Assets	[8]	(423)	2,660
Purchases, Assets		6,413	5,636
Sales, Assets		(464)	(1,515)
Settlements, Assets			(1)
Transfers into Level 3, Assets		285
Transfers out of Level 3, Assets		(10)	(202)
Level 3 assets, Ending balance		45,764	34,398
Change in unrealized gains (losses) included in earnings for assets still held at period end	[8]	(665)	1,736
Investment Securities, Equity Securities [Member] | Nonmarketable Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		39,963	27,820
Total gains (losses) for the period included in earnings, Assets		(423)	2,660
Purchases, Assets		6,413	5,636
Sales, Assets		(464)	(1,515)
Settlements, Assets			(1)
Transfers into Level 3, Assets		285
Transfers out of Level 3, Assets		(10)	(202)
Level 3 assets, Ending balance		45,764	34,398
Change in unrealized gains (losses) included in earnings for assets still held at period end		(665)	1,736
Others [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		36,701	32,378
Total gains (losses) for the period included in earnings, Assets	[9]	(14,583)	(8,350)
Total gains (losses) for the period included in other comprehensive income, Assets		(500)	(1,732)
Purchases, Assets		1,121	35,894
Sales, Assets			(48)
Settlements, Assets		(90)	(1)
Level 3 assets, Ending balance		22,649	58,141
Change in unrealized gains (losses) included in earnings for assets still held at period end	[9]	¥ (14,577)	¥ (8,346)

[1]	Included in Trading account profits—net.
[2]	Transfers into (out of) Level 3 for embedded derivatives in Other were mainly caused by the decrease (increase) in the observability of the key inputs to the valuation models and a corresponding increase (decrease) in the significance of the unobservable inputs.
[3]	Includes Trading securities measured under the fair value option.
[4]	Included in Trading account profits—net and Foreign exchange gains (losses)—net.
[5]	Transfers into Level 3 for Foreign exchange contracts—net were mainly caused by the valuation using certain unobservable input. For the six months ended September 30, 2019, transfers into (out of) Level 3 for corporate bonds were mainly caused by the decrease (increase) in liquidity or the availability of the quoted prices provided by third-party venders. For the six months ended September 30, 2020, transfers out of Level 3 for corporate bonds were due to changes in the impact of unobservable credit worthiness inputs to the entire fair value measurement of the private placement bonds issued by Japanese non-public companies. Unobservable credit worthiness inputs include probability of default based on credit ratings of the bond issuers and loss given default.
[6]	Transfers relate to the reclassification of certain securities
[7]	From the period ended September 30, 2020, certain derivatives such as earthquake derivatives previously included in Commodity contracts—net are separately disclosed in Other—net of Trading derivatives—net.
[8]	Included in Investment securities gains—net and Other comprehensive income—net.
[9]	Included in Fees and commissions income and Other non-interest income.